The Glenmede Fund, Inc.

Philadelphia International Emerging Markets Fund – Class I (GTEMX)

Philadelphia International Emerging Markets Fund – Class IV (GPEMX)

Supplement dated March 24, 2014 to the

Philadelphia International Emerging Markets Fund Prospectus dated February 28, 2014

Effective March 12, 2014, the Purchase Premium and Redemptions Fees (“Shareholder Fees”) have been eliminated and all references to said Shareholder Fees have been removed from the prospectus.

The “Fees and Expenses” table for the Philadelphia International Emerging Markets Fund on page 3 of the prospectus is hereby deleted in its entirety and replaced with the following:

Fees and Expenses of the Portfolio: This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

			Class I	Class IV
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees			0.65%	0.65%
Other Expenses			0.69%	0.46%
	Class I	Class IV
Shareholder Service Fees	0.25%	0.02%
Other Operating Expenses	0.44%	0.44%

Total Annual Portfolio Operating Expenses			1.34%	1.11%

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$136	$425	$734	$1,613
Class IV	$113	$353	$612	$1,352